                         [BROWN BROTHERS HARRIMAN LOGO]

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2002


                        BBH HIGH YIELD FIXED INCOME PORTFOLIO

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
April 30, 2002 (unaudited)

  PRINCIPAL                                           MATURITY  INTEREST
   AMOUNT                                               DATE      RATE       VALUE
   ------                                               ----      ----       -----
             CORPORATE BONDS (93.5%)
             AEROSPACE (2.2%)
$1,000,000   Be Aerospace                            11/01/08     9.500% $   980,000
   900,000   Be Aerospace Series B                   05/01/11     8.875      855,000
                                                                         -----------
             TOTAL AEROSPACE                                               1,835,000
                                                                         -----------

             CHEMICALS (1.3%)
 1,000,000   IMC Global, Inc.                        06/01/11    11.250    1,120,000
                                                                         -----------

             COMPUTER SOFTWARE & SERVICES (1.8%)
   667,000   Computer Associates International, Inc. 04/15/05     6.375      617,064
   898,000   DynCorp, Inc.                           03/01/07     9.500      924,940
                                                                         -----------
             TOTAL COMPUTER SOFTWARE & SERVICES                            1,542,004
                                                                         -----------

             CONSUMER PRODUCTS (10.0%)
 1,464,000   AKI, Inc.                               07/01/08    10.500    1,390,800
   334,000   American Achievement Corp.+             01/01/07    11.625      352,787
   370,000   Dimon, Inc.                             10/15/11     9.625      390,350
 1,000,000   Elizabeth Arden, Inc.                   02/01/11    11.750    1,010,000
   500,000   Hockey Co.+                             04/15/09    11.250      510,000
   898,000   Jostens, Inc.                           05/01/10    12.750    1,005,760
 1,000,000   Pennzoil-Quaker State Co.+              11/01/08    10.000    1,165,000
 1,000,000   Salton, Inc.                            04/15/08    12.250    1,060,000
 1,123,000   Samsonite Corp.                         06/15/08    10.750      898,400
   667,000   William Carter Co.                      08/15/11    10.875      713,690
                                                                         -----------
             TOTAL CONSUMER PRODUCTS                                       8,496,787
                                                                         -----------

             ENERGY (6.3%)
 1,370,000   Abraxas Petroleum Corp.                 11/01/04    11.500    1,054,900
 1,030,000   Offshore Logistics, Inc.                01/15/08     7.875      983,650
 1,347,000   Pride Petroleum Services, Inc.          05/01/07     9.375    1,407,615
 2,020,000   Tri-Union Development Corp.             06/01/06    12.500    1,858,400
                                                                         -----------
             TOTAL ENERGY                                                  5,304,565
                                                                         -----------

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  PRINCIPAL                                           MATURITY  INTEREST
   AMOUNT                                               DATE      RATE       VALUE
   ------                                               ----      ----       -----
             CORPORATE BONDS (CONTINUED)
             FINANCE/ INSURANCE (1.5%)
$1,350,000   Conseco, Inc.                           10/15/02     8.500% $ 1,296,000
                                                                         -----------

             FOOD & BEVERAGES (5.0%)
 1,000,000   Aurora Foods, Inc.                      02/15/07     9.875    1,000,000
   898,000   Canandaigua Wine                        08/01/06     8.625      933,920
   334,000   Fleming Companies, Inc.                 03/15/09     5.250      331,316
 1,000,000   Fleming Companies, Inc.+                05/01/12     9.875      995,000
   898,000   Michael Foods, Inc.                     04/01/11    11.750      992,290
                                                                         -----------
             TOTAL FOOD & BEVERAGES                                        4,252,526
                                                                         -----------

             HEALTH CARE (7.3%)
   898,000   Alliance Imaging, Inc.                  04/15/11    10.375      958,615
   334,000   Coventry Health Care, Inc.              02/15/12     8.125      344,020
 1,347,000   HCA, Inc.                               02/01/11     7.875    1,434,759
 1,000,000   Radiologix, Inc.+                       12/15/08    10.500    1,040,000
   667,000   Rotech Healthcare, Inc.+                04/01/12     9.500      700,350
   668,000   Senior Housing Properties Trust         01/15/12     8.625      691,380
 1,000,000   Ventas, Inc.+                           05/01/09     8.750    1,012,500
                                                                         -----------
             TOTAL HEALTH CARE                                             6,181,624
                                                                         -----------

             LEISURE & TRAVEL (1.1%)
 1,000,000   Royal Caribbean Cruises, Ltd.           10/15/07     7.000      925,000
                                                                         -----------

             MANUFACTURING (2.3%)
   583,000   Actuant Corp.                           05/01/09    13.000      664,620
   192,000   Graphic Packaging Corp.+                02/15/12     8.625      201,120
 1,000,000   Lear Corp.                              05/15/09     8.110    1,040,000
                                                                         -----------
             TOTAL MANUFACTURING                                           1,905,740
                                                                         -----------

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  PRINCIPAL                                           MATURITY  INTEREST
   AMOUNT                                               DATE      RATE       VALUE
   ------                                               ----      ----       -----
             CORPORATE BONDS (CONTINUED)
             MEDIA (12.4%)
$1,000,000   Adelphia Communications Corp.           03/01/07     9.875% $   830,000
   488,000   Advanstar Communications, Inc.          02/15/11    12.000      439,200
 1,859,000   AMC Entertainment, Inc.                 03/15/09     9.500    1,854,353
 1,000,000   American Media Operations, Inc.+        05/01/09    10.250    1,045,000
   449,000   Canwest Media, Inc.                     05/15/11    10.625      484,920
 1,800,000   Charter Communication Holdings LLC*     01/15/11     -        1,152,000
   192,000   Corus Entertainment, Inc.+              03/01/12     8.750      199,200
   945,000   James Cable Partners, LP                08/15/04    10.750      661,500
   833,000   Mediacom Broadband LLC                  07/15/13    11.000      887,145
   898,000   Nexstar Finance Holdings LLC            04/01/08    12.000      996,780
 1,668,000   Pegasus Satellite*                      03/01/07     -          700,560
 1,347,000   Quebecor Media, Inc.*                   07/15/11     -          902,490
   334,000   Regal Cinemas, Inc.+                    02/01/12     9.375      346,525
                                                                         -----------
             TOTAL MEDIA                                                  10,499,673
                                                                         -----------

             PAPER/ FOREST PRODUCTS (2.3%)
 1,084,000   Buckeye Technologies, Inc.              12/15/05     8.500      986,440
   898,000   Riverwood International Corp.           04/01/08    10.875      942,900
                                                                         -----------
             TOTAL PAPER/ FOREST PRODUCTS                                  1,929,340
                                                                         -----------

             RECREATIONAL (4.3%)
 1,097,000   Alliance Gaming Corp.                   08/01/07    10.000    1,157,335
   900,000   Mikohn Gaming Corp.                     08/15/08    11.875      886,500
   334,000   Mohegan Tribal Gaming Authority+        04/01/12     8.000      334,000
 1,167,000   Park Place Entertainment Corp.          09/15/08     8.875    1,237,020
                                                                         -----------
             TOTAL RECREATIONAL                                            3,614,855
                                                                         -----------

             RESTURANTS/ LODGING (5.9%)
 1,000,000   HMH Properties LLC                      08/01/05     7.875      997,500
 1,796,000   La Quinta Properties, Inc.              03/15/04     7.250    1,778,040
   334,000   RFS Partnership LP+                     03/01/12     9.750      347,360
 1,796,000   Sbarro, Inc.                            09/15/09    11.000    1,845,390
                                                                         -----------
             TOTAL RESTAURANTS/ LODGING                                    4,968,290
                                                                         -----------

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  PRINCIPAL                                           MATURITY  INTEREST
   AMOUNT                                               DATE      RATE       VALUE
   ------                                               ----      ----       -----
             CORPORATE BONDS (CONTINUED)
             RETAIL (3.6%)
$  898,000   Finlay Enterprises, Inc.                05/01/08     9.000% $   844,120
   898,000   Pantry, Inc.                            10/15/07    10.250      790,240
 1,000,000   Rent-A-Center, Inc.                     08/15/08    11.000    1,065,000
   334,000   United Auto Group, Inc.+                03/15/12     9.625      347,360
                                                                         -----------
             TOTAL RETAIL                                                  3,046,720
                                                                         -----------

             SERVICES (9.9%)
 1,000,000   Alderwoods Group, Inc.                  01/02/07    11.000    1,003,750
 1,925,000   Allied Waste Industries, Inc.           08/01/09    10.000    1,982,750
 1,823,000   Building One Services Corp.             05/01/09    10.500    1,112,030
   225,000   CB Browning Ferris                      09/15/35     7.400      176,888
   666,667   Coinmach Corp.+                         02/01/10     9.000      680,000
 1,347,000   Service Corp. International             06/01/06     7.200    1,249,343
 1,000,000   United Rentals, Inc.                    01/15/09     9.250    1,020,000
   898,000   Weight Watchers International, Inc.     10/01/09    13.000    1,047,293
    81,000   WMX Technologies, Inc.                  01/24/05     2.000       68,151
                                                                         -----------
             TOTAL SERVICES                                                8,340,205
                                                                         -----------

             SUPPLIES (1.2%)
   898,000   Buhrmann US, Inc.                       11/01/09    12.250      969,840
                                                                         -----------

             TELECOMMUNICATIONS (2.4%)
   667,000   Price Communications Wireless (PCW)     12/15/06     9.125      697,015
 1,000,000   SBA Communications Corp.                02/01/09    10.250      720,000
   667,000   TSI Telecommunications Services, Inc.+  02/01/09    12.750      643,655
                                                                         -----------
             TOTAL TELECOMMUNICATIONS                                      2,060,670
                                                                         -----------

             TEXTILES (0.4%)
   334,000   Collins & Aikman Floorcoverings, Inc.+  02/15/10     9.750      349,865
                                                                         -----------

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

    SHARES
     OR
  PRINCIPAL                                           MATURITY  INTEREST
   AMOUNT                                               DATE      RATE       VALUE
   ------                                               ----      ----       -----
             CORPORATE BONDS (CONTINUED)
             TRANSPORTATION (2.9%)
$1,048,000   Interpool, Inc.                         03/01/03     6.625% $ 1,037,520
 1,540,000   SC International Services               09/01/07     9.250    1,432,200
                                                                         -----------
             TOTAL TRANSPORTATION                                          2,469,720
                                                                         -----------

             UTILITIES/ POWER (9.4)
 1,334,000   AES Corp.                               11/01/07     8.500      907,120
 2,666,600   Calpine Canada Holdings, Ltd.           05/01/08     8.500    2,266,610
   898,000   Kansas Gas & Electric Co.               03/29/16     8.290      829,678
 1,000,000   Mirant Americas LLC                     05/01/31     9.125      870,000
 1,800,000   Orion Power Holdings, Inc.              05/01/10    12.000    2,061,000
 1,000,000   PG&E National Energy Group              05/16/11    10.375    1,055,000
                                                                         -----------
             TOTAL UTILITIES/ POWER                                        7,989,408
                                                                         -----------
             TOTAL CORPORATE BONDS (IDENTIFIED COST $78,224,062)          79,097,832
                                                                         -----------

             WARRANTS, COMMON STOCK AND PREFERRED STOCK (1.5%)
       898   Jostens, Inc. (Warrants)*                                        17,960
       900   Mikohn Gaming Corp. (Warrants)*                                   4,500
     1,204   TNP Enterprises, Inc. (Preferred Stock)*                      1,216,040
       976   TNP Enterprises, Inc. (Warrants)*                                29,280
     2,020   Tribo Petroleum Corp. (Common Stock)*                                 0
                                                                         -----------
             TOTAL WARRANTS, COMMON STOCK AND PREFERRED STOCK
             (IDENTIFIED COST $1,002,503)                                  1,267,780
                                                                         -----------

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  PRINCIPAL                                           MATURITY  INTEREST
   AMOUNT                                               DATE      RATE       VALUE
   ------                                               ----      ----       -----
             REPURCHASE AGREEMENT (2.1%)
$1,800,000   Greenwich Capital Markets  (Agreement
             dated 04/30/02 collateralized by
             $1,800,000 Treasury Notes 11.625%,
             due 11/15/04; $1,800,088 to be
             received upon maturity) (Identified
             cost $1,800,000)                        05/01/02    1.750%   $ 1,800,000
                                                                          -----------

TOTAL INVESTMENTS, (IDENTIFIED COST $81,026,565) (a)              97.1%   $82,165,612
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES                     2.9      2,475,956
                                                                 ------   -----------
NET ASSETS                                                       100.0%   $84,641,568
                                                                          ===========

+    144A Security.

*    Non-Income Producing Security.

(a) The aggregate cost for federal income tax purposes is $81,026,565, the aggregate gross unrealized appreciation is $3,937,216 and the aggregate gross unrealized depreciation is $2,798,169, resulting in net unrealized appreciation of $1,139,047.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH HIGH YIELD FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002 (unaudited)

ASSETS:
   Investments in securities, at value (identified cost $81,026,565)       $82,165,612
   Cash                                                                         51,735
   Receivables for:
     Interest                                                                2,218,564
     Investments sold                                                        1,500,075
     Contributions                                                             545,000
                                                                           -----------
       TOTAL ASSETS                                                         86,480,986
                                                                           -----------

LIABILITIES:
   Payables for:
     Investments purchased                                                   1,816,160
     Expense payment fee                                                        20,834
     Administrative fees                                                         2,424
                                                                           -----------
       TOTAL LIABILITIES                                                     1,839,418
                                                                           -----------

  NET ASSETS                                                               $84,641,568
                                                                           ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH HIGH YIELD FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended April 30, 2002 (unaudited)

NET INVESTMENT INCOME:
   INCOME:
     Interest and other income                                               $ 4,259,362
                                                                             -----------
       INCOME                                                                  4,259,362
                                                                             -----------

   EXPENSES:
   Expense payment fee                                                           183,000
   Administrative fees                                                            13,757
                                                                             -----------
     TOTAL EXPENSES                                                              196,757
                                                                             -----------
   NET INVESTMENT INCOME                                                       4,062,605
                                                                             -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments                                    (4,325,423)
   Net change in unrealized appreciation (depreciation) on investments         3,801,059
                                                                             -----------
       NET REALIZED AND UNREALIZED GAIN (LOSS)                                  (524,364)
                                                                             -----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 3,538,241
                                                                             ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH HIGH YIELD FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                            FOR THE SIX
                                                                            MONTHS ENDED        FOR THE
                                                                           APRIL 30, 2002      YEAR ENDED
                                                                            (UNAUDITED)     OCTOBER 31, 2001
                                                                           --------------   ----------------
INCREASE IN NET ASSETS:
   Operations:
     Net investment income                                                $  4,062,605        $  7,114,798
     Net realized gain (loss) on investments                                (4,325,423)         (5,327,436)
     Net change in unrealized appreciation (depreciation) on
       investments                                                           3,801,059          (1,004,602)
                                                                          ------------        ------------
     Net increase in net assets resulting from operations                    3,538,241             782,760
                                                                          ------------        ------------
   Capital transactions:
     Proceeds from contributions                                            10,507,000          34,677,016
     Fair value of withdrawals                                              (5,400,000)         (8,636,361)
                                                                          ------------        ------------
     Net increase in net assets resulting from capital transactions          5,107,000          26,040,655
                                                                          ------------        ------------
       Total increase in net assets                                          8,645,241          26,823,415

NET ASSETS:
     Beginning of year                                                      75,996,327          49,172,912
                                                                          ------------        ------------
     END OF PERIOD                                                        $ 84,641,568        $ 75,996,327
                                                                          ============        ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH HIGH YIELD FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                     FOR THE PERIOD FROM
                                                 FOR THE SIX                             JUNE 23, 2000
                                                 MONTHS ENDED         FOR THE          (COMMENCEMENT OF
                                                APRIL 30, 2002       YEAR ENDED         OPERATIONS) TO
                                                 (UNAUDITED)      OCTOBER 31, 2001     OCTOBER 31, 2000
                                                --------------    ----------------   --------------------
Ratios/Supplemental Data:
   Total Return                                       4.47%            3.62%              (1.31)%
   Net assets, end of period (000's omitted)        $84,642          $75,996              $49,173

   Ratio of expenses to average net assets(1)      0.50%(2)            0.50%              0.50%(2)
   Ratio of net investment income to average
     net assets                                   10.34%(2)           10.62%              9.20%(2)
   Portfolio turnover rate                           69%(2)             120%                25%

----------

(1) Had the expense payment agreement not been in place, the ratio of expenses to average net assets would have been as follows:

                                                   0.69%(2)            0.65%              0.77%(2)

(2)  Annualized

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH HIGH YIELD FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH High Yield Fixed Income Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on August 15, 1994. The Portfolio commenced operations on June 23, 2000. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

     The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

     A. VALUATION OF INVESTMENTS. Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

          Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Portfolio was more than 60 days, unless this is determined not to represent fair value by the Board of Trustees.

     B. ACCOUNTING FOR INVESTMENTS. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio.

     C. FEDERAL INCOME TAXES. The Portfolio is treated as a partnership for Federal Income tax purposes and its operations are conducted in such a way that it is not to be considered engaged in a U.S. trade or business for U.S. tax purposes. It is intended that the Portfolio's assets will be managed in such a way that an Investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

2.   TRANSACTIONS WITH AFFILIATES.

     INVESTMENT ADVISORY FEES. The Portfolio has an investment advisor agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee calculated and paid monthly at an annual rate equivalent to 0.35% of the Portfolio's average daily net assets.

     ADMINISTRATIVE FEES. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays the BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. BBHTC has a subadministration services agreement with the 59 Wall Street Administrators, Inc. for which the 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBHTC. For the six months ended April 30, 2002, the Portfolio incurred $13,757 for administrative services.

     CUSTODY FEES. The Portfolio has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. Custody fees were reduced by $3,189 as a result of an expense off set arrangement with the Portfolio's custodian.

     EXPENSE PAYMENT FEE. BBHTC pays certain expenses of the Portfolio and receives a fee from the Portfolio, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.50% of the Portfolio's average daily net assets. For the six months ended April 30, 2002, BBHTC incurred $270,147 in expenses, including investment advisory fees of $137,578 and custody fees of $37,823 on behalf of the Portfolio. The expense reimbursement agreement will terminate when the aggregate amount of fees received by BBHTC thereunder equals the aggregate amount of expenses paid by BBHTC.

3. INVESTMENT TRANSACTIONS. For the six months ended April 30, 2002, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $33,720,755 and $26,413,389, respectively.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
59 WALL STREET
NEW YORK, NEW YORK 10005

DISTRIBUTOR
59 WALL STREET DISTRIBUTORS, INC.
21 MILK STREET
BOSTON, MASSACHUSETTS 02109

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
59 WALL STREET
NEW YORK, NEW YORK 10005
(800) 625-5759


TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone:                   Call 1-800-575-1265
By E-mail send your request to: bbhfunds@bbh.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

                         [BROWN BROTHERS HARRIMAN LOGO]